EATON VANCE INVESTMENT GRADE INCOME FUND
Supplement to
Prospectus dated May 1, 2014 and
Summary Prospectus dated May 1, 2014

Effective May 1, 2015, the name of Eaton Vance Investment Grade Income Fund is changed to Eaton Vance Core Bond Fund.

March 30, 2015	18046 3.30.15

EATON VANCE INVESTMENT GRADE INCOME FUND
Supplement to Statement of Additional Information dated May 1, 2014

Effective May 1, 2015, the name of Eaton Vance Investment Grade Income Fund is changed to Eaton Vance Core Bond Fund.

March 30, 2015